Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Entity Central Index Key	0000063090
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000112291 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Growth Stock Fund
Class Name	Class R6
Trading Symbol	MIGNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$18	0.37%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
Net Assets	$ 11,746,574,872
Holdings Count | Holding	58
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	11,746,574,872	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Information Technology	37.2%
Financials	15.1%
Health Care	11.3%
Industrials	10.2%
Consumer Discretionary	7.5%
Consumer Staples	7.1%
Communication Services	5.2%
Utilities	2.1%
Real Estate	2.0%
Materials	1.2%
Top ten holdings
Microsoft Corp.	14.5%
NVIDIA Corp.	5.6%
Apple, Inc.	4.7%
Visa, Inc., "A"	4.3%
Accenture PLC, "A"	3.2%
Aon PLC	2.4%
Salesforce, Inc.	2.4%
TransUnion	2.3%
STERIS PLC	2.3%
Church & Dwight Co., Inc.	2.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	14.5%
NVIDIA Corp.	5.6%
Apple, Inc.	4.7%
Visa, Inc., "A"	4.3%
Accenture PLC, "A"	3.2%
Aon PLC	2.4%
Salesforce, Inc.	2.4%
TransUnion	2.3%
STERIS PLC	2.3%
Church & Dwight Co., Inc.	2.3%

C000002025 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Growth Stock Fund
Class Name	Class R4
Trading Symbol	MIGKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 11,746,574,872
Holdings Count | Holding	58
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	11,746,574,872	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Information Technology	37.2%
Financials	15.1%
Health Care	11.3%
Industrials	10.2%
Consumer Discretionary	7.5%
Consumer Staples	7.1%
Communication Services	5.2%
Utilities	2.1%
Real Estate	2.0%
Materials	1.2%
Top ten holdings
Microsoft Corp.	14.5%
NVIDIA Corp.	5.6%
Apple, Inc.	4.7%
Visa, Inc., "A"	4.3%
Accenture PLC, "A"	3.2%
Aon PLC	2.4%
Salesforce, Inc.	2.4%
TransUnion	2.3%
STERIS PLC	2.3%
Church & Dwight Co., Inc.	2.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	14.5%
NVIDIA Corp.	5.6%
Apple, Inc.	4.7%
Visa, Inc., "A"	4.3%
Accenture PLC, "A"	3.2%
Aon PLC	2.4%
Salesforce, Inc.	2.4%
TransUnion	2.3%
STERIS PLC	2.3%
Church & Dwight Co., Inc.	2.3%

C000002024 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Growth Stock Fund
Class Name	Class R3
Trading Symbol	MIGHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
Net Assets	$ 11,746,574,872
Holdings Count | Holding	58
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	11,746,574,872	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Information Technology	37.2%
Financials	15.1%
Health Care	11.3%
Industrials	10.2%
Consumer Discretionary	7.5%
Consumer Staples	7.1%
Communication Services	5.2%
Utilities	2.1%
Real Estate	2.0%
Materials	1.2%
Top ten holdings
Microsoft Corp.	14.5%
NVIDIA Corp.	5.6%
Apple, Inc.	4.7%
Visa, Inc., "A"	4.3%
Accenture PLC, "A"	3.2%
Aon PLC	2.4%
Salesforce, Inc.	2.4%
TransUnion	2.3%
STERIS PLC	2.3%
Church & Dwight Co., Inc.	2.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	14.5%
NVIDIA Corp.	5.6%
Apple, Inc.	4.7%
Visa, Inc., "A"	4.3%
Accenture PLC, "A"	3.2%
Aon PLC	2.4%
Salesforce, Inc.	2.4%
TransUnion	2.3%
STERIS PLC	2.3%
Church & Dwight Co., Inc.	2.3%

C000002036 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Growth Stock Fund
Class Name	Class R2
Trading Symbol	MIRGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$47	0.96%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%
Net Assets	$ 11,746,574,872
Holdings Count | Holding	58
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	11,746,574,872	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Information Technology	37.2%
Financials	15.1%
Health Care	11.3%
Industrials	10.2%
Consumer Discretionary	7.5%
Consumer Staples	7.1%
Communication Services	5.2%
Utilities	2.1%
Real Estate	2.0%
Materials	1.2%
Top ten holdings
Microsoft Corp.	14.5%
NVIDIA Corp.	5.6%
Apple, Inc.	4.7%
Visa, Inc., "A"	4.3%
Accenture PLC, "A"	3.2%
Aon PLC	2.4%
Salesforce, Inc.	2.4%
TransUnion	2.3%
STERIS PLC	2.3%
Church & Dwight Co., Inc.	2.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	14.5%
NVIDIA Corp.	5.6%
Apple, Inc.	4.7%
Visa, Inc., "A"	4.3%
Accenture PLC, "A"	3.2%
Aon PLC	2.4%
Salesforce, Inc.	2.4%
TransUnion	2.3%
STERIS PLC	2.3%
Church & Dwight Co., Inc.	2.3%

C000002034 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Growth Stock Fund
Class Name	Class R1
Trading Symbol	MIGMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$72	1.46%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.46%
Net Assets	$ 11,746,574,872
Holdings Count | Holding	58
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	11,746,574,872	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Information Technology	37.2%
Financials	15.1%
Health Care	11.3%
Industrials	10.2%
Consumer Discretionary	7.5%
Consumer Staples	7.1%
Communication Services	5.2%
Utilities	2.1%
Real Estate	2.0%
Materials	1.2%
Top ten holdings
Microsoft Corp.	14.5%
NVIDIA Corp.	5.6%
Apple, Inc.	4.7%
Visa, Inc., "A"	4.3%
Accenture PLC, "A"	3.2%
Aon PLC	2.4%
Salesforce, Inc.	2.4%
TransUnion	2.3%
STERIS PLC	2.3%
Church & Dwight Co., Inc.	2.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	14.5%
NVIDIA Corp.	5.6%
Apple, Inc.	4.7%
Visa, Inc., "A"	4.3%
Accenture PLC, "A"	3.2%
Aon PLC	2.4%
Salesforce, Inc.	2.4%
TransUnion	2.3%
STERIS PLC	2.3%
Church & Dwight Co., Inc.	2.3%

C000002031 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Growth Stock Fund
Class Name	Class I
Trading Symbol	MGTIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 11,746,574,872
Holdings Count | Holding	58
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	11,746,574,872	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Information Technology	37.2%
Financials	15.1%
Health Care	11.3%
Industrials	10.2%
Consumer Discretionary	7.5%
Consumer Staples	7.1%
Communication Services	5.2%
Utilities	2.1%
Real Estate	2.0%
Materials	1.2%
Top ten holdings
Microsoft Corp.	14.5%
NVIDIA Corp.	5.6%
Apple, Inc.	4.7%
Visa, Inc., "A"	4.3%
Accenture PLC, "A"	3.2%
Aon PLC	2.4%
Salesforce, Inc.	2.4%
TransUnion	2.3%
STERIS PLC	2.3%
Church & Dwight Co., Inc.	2.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	14.5%
NVIDIA Corp.	5.6%
Apple, Inc.	4.7%
Visa, Inc., "A"	4.3%
Accenture PLC, "A"	3.2%
Aon PLC	2.4%
Salesforce, Inc.	2.4%
TransUnion	2.3%
STERIS PLC	2.3%
Church & Dwight Co., Inc.	2.3%

C000002030 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Growth Stock Fund
Class Name	Class C
Trading Symbol	MIGDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$72	1.46%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.46%
Net Assets	$ 11,746,574,872
Holdings Count | Holding	58
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	11,746,574,872	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Information Technology	37.2%
Financials	15.1%
Health Care	11.3%
Industrials	10.2%
Consumer Discretionary	7.5%
Consumer Staples	7.1%
Communication Services	5.2%
Utilities	2.1%
Real Estate	2.0%
Materials	1.2%
Top ten holdings
Microsoft Corp.	14.5%
NVIDIA Corp.	5.6%
Apple, Inc.	4.7%
Visa, Inc., "A"	4.3%
Accenture PLC, "A"	3.2%
Aon PLC	2.4%
Salesforce, Inc.	2.4%
TransUnion	2.3%
STERIS PLC	2.3%
Church & Dwight Co., Inc.	2.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	14.5%
NVIDIA Corp.	5.6%
Apple, Inc.	4.7%
Visa, Inc., "A"	4.3%
Accenture PLC, "A"	3.2%
Aon PLC	2.4%
Salesforce, Inc.	2.4%
TransUnion	2.3%
STERIS PLC	2.3%
Church & Dwight Co., Inc.	2.3%

C000002029 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Growth Stock Fund
Class Name	Class B
Trading Symbol	MIGBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$72	1.46%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.46%
Net Assets	$ 11,746,574,872
Holdings Count | Holding	58
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	11,746,574,872	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Information Technology	37.2%
Financials	15.1%
Health Care	11.3%
Industrials	10.2%
Consumer Discretionary	7.5%
Consumer Staples	7.1%
Communication Services	5.2%
Utilities	2.1%
Real Estate	2.0%
Materials	1.2%
Top ten holdings
Microsoft Corp.	14.5%
NVIDIA Corp.	5.6%
Apple, Inc.	4.7%
Visa, Inc., "A"	4.3%
Accenture PLC, "A"	3.2%
Aon PLC	2.4%
Salesforce, Inc.	2.4%
TransUnion	2.3%
STERIS PLC	2.3%
Church & Dwight Co., Inc.	2.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	14.5%
NVIDIA Corp.	5.6%
Apple, Inc.	4.7%
Visa, Inc., "A"	4.3%
Accenture PLC, "A"	3.2%
Aon PLC	2.4%
Salesforce, Inc.	2.4%
TransUnion	2.3%
STERIS PLC	2.3%
Church & Dwight Co., Inc.	2.3%

C000002023 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Growth Stock Fund
Class Name	Class A
Trading Symbol	MIGFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
Net Assets	$ 11,746,574,872
Holdings Count | Holding	58
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	11,746,574,872	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Information Technology	37.2%
Financials	15.1%
Health Care	11.3%
Industrials	10.2%
Consumer Discretionary	7.5%
Consumer Staples	7.1%
Communication Services	5.2%
Utilities	2.1%
Real Estate	2.0%
Materials	1.2%
Top ten holdings
Microsoft Corp.	14.5%
NVIDIA Corp.	5.6%
Apple, Inc.	4.7%
Visa, Inc., "A"	4.3%
Accenture PLC, "A"	3.2%
Aon PLC	2.4%
Salesforce, Inc.	2.4%
TransUnion	2.3%
STERIS PLC	2.3%
Church & Dwight Co., Inc.	2.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	14.5%
NVIDIA Corp.	5.6%
Apple, Inc.	4.7%
Visa, Inc., "A"	4.3%
Accenture PLC, "A"	3.2%
Aon PLC	2.4%
Salesforce, Inc.	2.4%
TransUnion	2.3%
STERIS PLC	2.3%
Church & Dwight Co., Inc.	2.3%